UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23045

Lyons Funds
(Exact name of registrant as specified in charter)

807 W. Morse Blvd., Suite 105
Winter Park, FL 32789
(Address of principal executive offices) (Zip code)

With a copy to:
CT Corporation	David D. Jones
1209 N. Orange Street	Copeland & Covert
Wilmington, DE 19801	395 Sawdust Road #2148
(Name and address of agent for service)	The Woodlands, TX 77380
(281) 702-2137

Registrant's telephone number, including area code: (407) 951-8710

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

FORM N-Q

Item 1. Schedule of Investments.

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.5%
	AIRLINES – 2.4%
589	Allegiant Travel Co.	$102,545
2,039	Hawaiian Holdings, Inc.*	99,197
		201,742
	APPAREL – 1.2%
2,765	Steven Madden Ltd.*	103,273

	AUTO MANUFACTURERS – 1.6%
6,469	Wabash National Corp.	136,819

	AUTO PARTS & EQUIPMENT – 8.0%
6,034	American Axle & Manufacturing Holdings, Inc.*	119,594
2,838	Cooper Tire & Rubber Co.	114,797
1,013	Cooper-Standard Holdings, Inc.*	113,456
2,110	Standard Motor Products, Inc.	101,217
6,286	Supreme Industries, Inc., Class A	122,891
1,607	Tenneco, Inc.*	103,346
		675,301
	BUILDING MATERIALS – 2.4%
1,527	Trex Co., Inc.*	103,851
1,629	U.S. Concrete, Inc.*	102,627
		206,478
	CHEMICALS – 1.1%
1,432	Innospec, Inc.	93,510

	COMMERCIAL SERVICES – 12.7%
1,649	Barrett Business Services, Inc.	105,585
1,416	Capella Education Co.	107,758
1,406	Deluxe Corp.	103,468
6,040	Hackett Group, Inc.	121,766
1,408	Insperity, Inc.	117,216
4,387	Kforce, Inc.	112,965
2,493	Medifast, Inc.	111,786
1,293	Strayer Education, Inc.*	100,259
4,508	Vectrus, Inc.*	109,139
2,515	Xperi Corp.	90,163
		1,080,105
	COMPUTERS – 1.7%
1,418	MTS Systems Corp.	77,919
3,552	Syntel, Inc.	62,835
		140,754
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
1,899	Advanced Energy Industries, Inc.*	117,928

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	ELECTRONICS – 4.6%
4,308	Allied Motion Technologies, Inc.	$104,038
2,634	Methode Electronics, Inc.	109,311
6,197	Stoneridge, Inc.*	104,667
11,427	ZAGG, Inc.*	69,134
		387,150
	ENERGY-ALTERNATE SOURCES – 1.1%
1,170	REX American Resources Corp.*	97,367

	ENGINEERING & CONSTRUCTION – 1.3%
1,551	Argan, Inc.	106,864

	FOOD – 1.0%
2,150	Cal-Maine Foods, Inc.	81,592

	HEALTHCARE-PRODUCTS – 2.0%
8,618	iRadimed Corp.*	71,961
4,027	SurModics, Inc.*	99,668
		171,629
	HEALTHCARE-SERVICES – 5.3%
655	Chemed Corp.	116,950
1,772	Molina Healthcare, Inc.*	85,960
2,291	Surgical Care Affiliates, Inc.*	129,946
1,490	U.S. Physical Therapy, Inc.	112,718
		445,574
	HOME FURNISHINGS – 2.6%
1,370	American Woodmark Corp.*	118,436
3,666	La-Z-Boy, Inc.	98,982
		217,418
	INTERNET – 4.1%
13,005	DHI Group, Inc.*	64,375
4,225	NIC, Inc.	89,148
863	Stamps.com, Inc.*	108,824
6,590	VASCO Data Security International, Inc.*	85,670
		348,017
	LEISURE TIME – 3.6%
975	LCI Industries	105,008
5,580	Malibu Boats, Inc., Class A*	114,725
5,053	Nautilus, Inc.*	81,353
		301,086
	MEDIA – 1.3%
4,968	MSG Networks, Inc.*	108,302

	METAL FABRICATE/HARDWARE – 1.3%
3,179	Global Brass & Copper Holdings, Inc.	106,973

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	MISCELLANEOUS MANUFACTURING – 4.6%
4,406	American Outdoor Brands Corp.*	$85,653
2,278	American Railcar Industries, Inc.	101,508
1,771	Sturm Ruger & Co., Inc.	88,284
1,703	Trinseo SA	117,762
		393,207
	OFFICE FURNISHINGS – 2.2%
6,411	Kimball International, Inc., Class B	105,140
3,671	Knoll, Inc.	82,047
		187,187
	PHARMACEUTICALS – 7.5%
2,100	Anika Therapeutics, Inc.*	98,259
2,053	BioSpecifics Technologies Corp.*	108,542
5,018	Insys Therapeutics, Inc.*	64,030
3,385	Lannett Co., Inc.*	74,470
4,129	Omega Protein Corp.	105,083
9,718	SciClone Pharmaceuticals, Inc.*	96,208
1,610	USANA Health Sciences, Inc.*	93,461
		640,053
	REAL ESTATE – 1.2%
3,760	Marcus & Millichap, Inc.*	102,836

	RETAIL – 5.9%
2,021	Big Lots, Inc.	103,758
1,712	Cheesecake Factory, Inc.	104,518
1,027	Children's Place, Inc.	104,035
8,091	Denny's Corp.*	101,623
2,936	Hibbett Sports, Inc.*	86,612
		500,546
	SEMICONDUCTORS – 1.3%
1,925	Ambarella, Inc.*	113,479

	SOFTWARE – 2.0%
405	MicroStrategy, Inc., Class A*	77,711
817	SYNNEX Corp.	95,524
		173,235
	TELECOMMUNICATIONS – 4.9%
1,237	InterDigital, Inc.	103,970
1,916	NETGEAR, Inc.*	104,997
3,130	NeuStar, Inc., Class A*	103,759
2,130	Ubiquiti Networks, Inc.*	104,668
		417,394
	TRANSPORTATION – 1.0%
2,518	Matson, Inc.	85,436

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	TRUCKING & LEASING – 1.2%
2,465	Greenbrier Cos., Inc.	$103,653
	TOTAL COMMON STOCKS (Cost $7,229,110)	7,844,908

	SHORT-TERM INVESTMENTS – 7.8%
658,146	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.40% a	658,146

	SHORT-TERM INVESTMENTS (Cost $658,146)	658,146

	TOTAL INVESTMENTS – 100.3% (Cost $7,887,256)	8,503,054
	Liabilities less other assets – (0.3)%	(24,796)

	TOTAL NET ASSETS – 100.0%	$8,478,258

*	Non-income producing security.
a	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

1. Organization

Lyons Funds (the "Trust") was organized as a Delaware statutory trust on February 19, 2014 and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is managed by Lyons Wealth Management, LLC (the “Adviser”). The Trust currently offers shares of one portfolio, Lyons Small Cap Fund (the "Fund"). The Fund is classified as non-diversified for purposes of the 1940 act. The business and operations of the Fund are managed and overseen by the Board of Trustees (the “Board”).

Class No-Load shares and C shares were funded on December 7, 2015 and became operational with inception date December 31, 2015. Class I shares have been approved by the board, but have not commenced operations. The offering of the Fund's shares (the "Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of the Fund is to provide investors long-term capital appreciation.

2. Significant Accounting Policies

The Fund is an investment company; as such the Fund has applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements.

(a) Use of Estimates - The Fund’s policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(b) Investment Valuations – The Fund’s share price is based on its net asset value (the “NAV”), which includes, and is affected by, the securities held by the Fund. The Fund’s securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the value of its portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – significant unobservable inputs, including management's own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s assets as of February 28, 2017

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks	$7,844,908	$		$-	$7,844,908
Short Term Investments	658,146		-	-	658,146
Total	$8,503,054		$-	$-	$8,503,054

3. Federal Income Tax Information

At February 28, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$7,887,256
Gross Unrealized Appreciation	$1,004,655
Gross Unrealized Depreciation	(388,857)
Net Unrealized Appreciation	$615,798

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, investments in limited partnerships and return of capital distributions from certain investments.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lyons Funds

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	April 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	April 3, 2017

By:	/s/ Kerry A. Merrigan
Kerry A. Merrigan
Principal Financial Officer

Date:	April 3, 2017

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)